Expense Example - FidelityAdvisorSeriesEquityGrowthFund-PRO - FidelityAdvisorSeriesEquityGrowthFund-PRO - Fidelity Advisor Series Equity Growth Fund - Fidelity Advisor Series Equity Growth Fund	Jan. 28, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none